State Farm Life Insurance Company Variable Annuity Separate Account

                                                            One State Farm Plaza
                                                      Bloomington, IL 61710-0001
                                                                   (309)766-2029


February 22, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re: State Farm Life Insurance Company Variable Annuity Separate Account File No. 811-08001
     Rule 30b2-1 Filing


Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), State Farm Life Insurance Company Variable Annuity Separate Account, a unit investment trust registered under the Act, recently mailed to its policy owners the annual report for the underlying management investment company, State Farm Variable Product Trust. This filing constitutes our filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 22, 2001, State Farm Variable Product Trust (File No. 811-08073) filed its annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

Sincerely,



/s/ Lynda Krueger
Superintendent